CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended	7 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2020
CONDENSED STATEMENT OF OPERATIONS
Common stock subject to possible redemption, shares	9,560,798	9,560,798	9,574,179
Temporary Equity, Accretion to Redemption Value, Adjustment	$ 25,471	$ 4,914